Retirement Benefits - Principal Actuarial Assumptions (Detail)	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of defined benefit plans [abstract]
Discount rates	0.80%	0.60%	0.50%